Research and Develoment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development [Abstract]
Payroll and related expenses	[1]	$ 5,793	$ 2,083	$ 221
Subcontracted work and consulting		1,744	1,238	588
Share based payments to service provider		43	112
Rent and office maintenance		629	281
Travel expenses		76	79
Other		393	296	95
Sales of prototypes		(40)
Research and development total		$ 8,638	$ 4,089	$ 904

[1]	Includes Share-based payment of USD 578 and USD 379 in 2018 and 2017, respectively.